Note 29 Treasury shares (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Components of equity treasury stock [Line Items]
Treasury shares	€ 29,000,000	[1]	€ 647,000,000		€ 46,000,000
Number of treasury shares	5,485,414		127,633,399		14,352,832
Average purchases in euros	€ 7.18		€ 4.96		€ 5.02
Average selling price in Euros	7.14		4.99		4.89
Net gains or losses on transactions	1,000,000		9,000,000		17,000,000
Treasury shares	€ 34,000,000		€ 29,000,000	[1]	€ 647,000,000
Number of treasury shares	4,386,625		5,485,414		127,633,399
Treasury shares changes over the year [Line Items]
Number of purchases of treasury shares	€ 301,882,728		€ 598,457,024		€ 203,530,570
Purchases of treasury shares in millions of euros	2,166,000,000		2,966,000,000		1,022,000,000
Number of sales and other changes in treasury shares	(302,981,517)		(720,605,009)		(90,250,003)
Sales and other changes in treasury shares in millions of euros	(2,161,000,000)		(3,583,000,000)		(417,000,000)
+/- Number of derivatives on BBVA treasury shares	0		0		0
+/- Derivatives on BBVA treasury shares in millions of euros	0		0		(4,000,000)
+/- Number of other changes	0		0		0
+/- Other changes in millions of euros	0		0		0
Millions of euros [Member]
Components of equity treasury stock [Line Items]
Average purchases in euros	0		0		0
Average selling price in Euros	0		0		0
Held by BBVA [Member]
Components of equity treasury stock [Line Items]
Treasury shares	€ 3,000,000		€ 574,000,000
Number of treasury shares	0		112,733,730
Treasury shares	€ 3,000,000		€ 3,000,000		€ 574,000,000
Number of treasury shares	0		0		112,733,730
Held by Corporación General Financiera S.A. [Member]
Components of equity treasury stock [Line Items]
Treasury shares	€ 26,000,000		€ 72,000,000
Number of treasury shares	5,454,516		14,899,669
Treasury shares	€ 31,000,000		€ 26,000,000		€ 72,000,000
Number of treasury shares	4,354,004		5,454,516		14,899,669
Held by other subsidiaries [Member]
Components of equity treasury stock [Line Items]
Treasury shares	€ 0		€ 0
Number of treasury shares	30,898		0
Treasury shares	€ 0		€ 0		€ 0
Number of treasury shares	32,621		30,898		0

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).